Supplemental Cash Flow Information - Additional Information (Detail) (USD $)					0 Months Ended
	Dec. 31, 2013	Feb. 01, 2014 Teekay Tangguh Joint Venture and Pt Berlian Laju Tanker [Member]	Jun. 27, 2014 BG International Limited [Member]	Jun. 27, 2014 Shipbuilding supervision and crew training services [Member] BG International Limited [Member]	Feb. 28, 2014 Algeciras Spirit [Member]	Feb. 28, 2014 Algeciras Spirit [Member] Capital Lease Obligations [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Sale of vessel					$ 30,100,000
Extinguishment of debt						30,100,000
Advances to joint venture partner	14,364,000	14,400,000
Long-term receivable and accrued revenue included in other assets				20,300,000
In process contracts			$ 30,200,000